UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

## The Advisors' Inner Circle Fund II

**Semi-Annual Report** April 30, 2018

**Investment Adviser:**

Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
April 30, 2018 (Unaudited)

The Funds file its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.6%**

	Shares	Value
CONSUMER DISCRETIONARY — 9.4%
AutoNation *	5,116	$236,308
Bassett Furniture Industries	581	16,878
Big Lots	4,727	200,661
Boyd Gaming	8,297	275,543
Brunswick	4,788	286,705
Callaway Golf	16,807	290,089
Cambium Learning Group *	47,125	477,847
Carter’s	2,507	251,502
Century Casinos *	10,969	84,242
Cheesecake Factory	5,421	281,621
Choice Hotels International	3,835	306,992
Collectors Universe	1,837	28,786
Columbia Sportswear	4,021	333,784
Cooper-Standard Holdings *	2,503	309,872
Dana	7,954	188,748
Denny’s *	18,556	324,915
Golden Entertainment *	5,147	137,682
Grand Canyon Education *	2,929	304,587
Johnson Outdoors, Cl A	689	44,620
K12 *	7,479	114,429
KB Home	8,841	234,728
La Quinta Holdings *	16,255	317,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
CONSUMER DISCRETIONARY — continued
Lifetime Brands	10,614	$126,307
Michaels *	12,488	232,527
Papa John’s International	3,564	220,968
Penske Automotive Group	5,202	234,610
ServiceMaster Global Holdings *	6,045	305,877
Speedway Motorsports	15,963	281,747
Stars Group *	11,157	347,540
Steven Madden	6,218	300,019
Superior Uniform Group	5,287	141,797
Unifi *	1,563	46,280
Williams-Sonoma	4,699	224,612

		7,510,446

CONSUMER STAPLES — 4.1%
Adecoagro *	38,535	297,490
B&G Foods	7,626	173,492
Darling Ingredients *	13,288	227,756
Edgewell Personal Care *	3,735	164,527
Flowers Foods	12,744	288,142
Fresh Del Monte Produce	5,449	267,818
Inter Parfums	5,550	284,160
J&J Snack Foods	2,251	309,310
Lancaster Colony	1,936	243,142
Nu Skin Enterprises, Cl A	3,813	271,295
Oil-Dri Corp of America	5,636	218,451
Pingtan Marine Enterprise	42,020	167,240
Sanderson Farms	1,621	180,190
Vector Group	11,671	227,585

		3,320,598

ENERGY — 0.6%
Advantage Oil & Gas *	24,535	78,512
Hallador Energy	12,704	83,084
Natural Gas Services Group *	4,339	104,570
RigNet *	12,253	185,020

		451,186

FINANCIALS — 26.4%
American National Bankshares	1,891	72,709
Apollo Investment	9,595	51,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
FINANCIALS — continued
Associated Banc-Corp	9,586	$253,550
BancFirst	222	12,687
BancorpSouth Bank	7,675	253,659
Bank of Marin Bancorp	178	12,914
BankUnited	6,959	275,646
Bankwell Financial Group	682	21,538
Banner	5,403	310,132
BGC Partners, Cl A	15,987	213,586
BlackRock Capital Investment	20,141	127,090
BOK Financial	3,029	304,960
Bryn Mawr Bank	217	9,678
Cambridge Bancorp	612	54,468
Capital City Bank Group	2,855	63,895
Capitol Federal Financial	17,587	219,310
Cathay General Bancorp	13,301	532,173
CenterState Bank	11,300	327,474
Central Valley Community Bancorp	6,063	124,898
Charter Financial	5,176	120,394
Chemung Financial	840	39,648
CNO Financial Group	23,952	513,530
Codorus Valley Bancorp	3,541	103,433
Columbia Banking System	12,720	511,471
Community Bank System	4,387	246,769
Community Trust Bancorp	392	18,816
Donegal Group, Cl A	2,901	40,382
Dynex Capital REIT	1,572	10,344
EMC Insurance Group	1,733	45,023
Employers Holdings	882	36,074
Enterprise Bancorp	3,724	134,734
Enterprise Financial Services	539	27,408
Essent Group *	7,044	232,170
Evans Bancorp	175	7,928
Evercore Partners, Cl A	3,027	306,484
Farmers & Merchants Bancorp	595	26,245
Farmers National Banc	3,404	50,209
FCB Financial Holdings, Cl A *	5,867	339,113
Federated Investors, Cl B	7,805	206,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
FINANCIALS — continued
Financial Institutions	3,252	$101,137
First Bank	550	7,728
First Busey	1,806	53,548
First Citizens BancShares, Cl A	725	313,410
First Commonwealth Financial	16,657	252,187
First Community Bancshares	3,777	117,200
First Defiance Financial	1,328	79,228
First Foundation *	570	10,197
First Guaranty Bancshares	427	11,076
First Interstate BancSystem, Cl A	7,580	306,990
First Midwest Bancorp	10,503	255,328
FNB Bancorp	834	30,207
FS Investment	72,247	549,077
Fulton Financial	30,215	510,634
Glacier Bancorp	6,388	236,548
Gladstone Investment	2,782	30,797
Great Southern Bancorp	1,845	97,508
Guaranty Bancorp	425	12,113
Hallmark Financial Services *	4,246	43,606
Hancock Holding	10,774	526,310
Hanover Insurance Group	2,543	292,064
Heritage Commerce	1,081	17,826
Heritage Financial	716	21,265
Hilltop Holdings	12,779	286,505
Hingham Institution for Savings	185	37,740
Home Bancorp	3,131	135,729
Home BancShares	10,789	250,736
HomeTrust Bancshares *	4,591	119,825
Hope Bancorp	29,626	512,234
Horizon Bancorp	440	12,654
IBERIABANK	7,132	534,543
Independent Bank	5,779	138,118
International. FCStone *	785	35,184
Invesco Mortgage Capital REIT	14,084	228,583
Investors Bancorp	17,637	235,807
Kearny Financial	16,115	226,416
LCNB	484	9,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
FINANCIALS — continued
Legg Mason	6,352	$252,174
LPL Financial Holdings	9,798	593,466
Medley Capital	7,794	34,060
Mercantile Bank	2,113	74,589
Meridian Bancorp	4,150	78,435
MGIC Investment *	23,062	231,081
MidWestOne Financial Group	1,465	47,276
MVB Financial	1,374	26,106
MVC Capital	11,971	118,752
National Bank Holdings, Cl A	9,017	317,218
Northwest Bancshares	14,375	238,624
Oaktree Specialty Lending	16,600	72,376
Oaktree Strategic Income	8,844	72,963
Old Line Bancshares	1,488	50,666
Orrstown Financial Services	932	24,558
Oxford Square Capital	17,778	108,979
Peapack Gladstone Financial	1,260	41,630
PennantPark Investment	13,570	92,276
Peoples Bancorp	361	12,945
Premier Financial Bancorp	5,107	100,506
ProAssurance	6,175	292,078
Provident Financial Services	8,916	232,886
QCR Holdings	2,980	134,845
Republic Bancorp, Cl A	1,259	53,092
Riverview Bancorp	848	7,963
Santander Consumer USA Holdings	18,393	339,351
Selective Insurance Group	4,939	292,389
Sierra Bancorp	3,047	84,889
Simmons First National, Cl A	10,538	318,248
Solar Capital	4,161	84,801
Solar Senior Capital	5,037	84,269
Southern Missouri Bancorp	2,624	91,578
Sterling Bancorp	9,681	229,924
Stifel Financial	4,573	266,514
Summit Financial Group	1,103	27,630
Synovus Financial	6,003	313,777
Territorial Bancorp	3,828	116,524

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
FINANCIALS — continued
Third Point Reinsurance *	22,173	$294,901
THL Credit	6,360	50,308
TPG Specialty Lending	2,715	49,033
TriState Capital Holdings *	515	12,875
Two Harbors Investment REIT	12,373	188,812
United Community Banks	18,318	584,893
United Community Financial	10,231	103,640
United Financial Bancorp	1,240	20,497
Unity Bancorp	818	17,996
Valley National Bancorp	21,089	264,667
Washington Federal	6,969	221,266
Waterstone Financial	1,791	30,716
Weingarten Realty Investors REIT	7,964	218,771
West Bancorporation	4,631	112,765
Western Alliance Bancorp *	5,159	304,278
Western New England Bancorp	921	9,947
Wintrust Financial	3,484	311,644
		21,254,221
HEALTH CARE — 5.1%
Bruker	10,273	303,362
Cantel Medical	2,759	309,200
CONMED	4,854	315,655
CRH Medical *	30,877	86,456
Halyard Health *	5,753	272,520
Hill-Rom Holdings	3,533	303,237
ICU Medical *	1,218	306,571
LifePoint Health *	5,036	241,224
Magellan Health *	2,870	240,650
Merit Medical Systems *	6,373	309,091
National HealthCare	3,208	196,586
National Research, Cl A	690	22,563
NuVasive *	4,275	227,473
Orthofix International *	4,514	275,444
Patterson	6,554	152,577
Quality Systems *	17,237	231,493
Taro Pharmaceutical Industries *	3,113	317,464
		4,111,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — 18.7%
ABM Industries	5,778	$179,869
Air Lease, Cl A	5,581	232,672
Alamo Group	1,106	121,074
Albany International, Cl A	4,902	289,953
Allied Motion Technologies	3,200	127,584
Applied Industrial Technologies	4,216	269,613
ARC Document Solutions *	8,615	18,953
Armstrong World Industries *	4,745	265,720
ASGN *	3,961	319,375
Barnes Group	5,132	284,980
Beacon Roofing Supply *	4,376	214,205
Brady, Cl A	8,274	301,174
Briggs & Stratton	9,624	173,521
Casella Waste Systems, Cl A *	2,446	59,951
CBIZ *	6,383	118,724
China Yuchai International	13,458	280,061
Civeo *	29,223	97,897
Copa Holdings, Cl A	2,390	280,036
Crane	3,314	277,183
EMCOR Group	6,956	511,892
EnPro Industries	3,972	298,495
GP Strategies *	5,808	121,097
Graham	5,039	108,742
Healthcare Services Group	4,585	177,119
Heidrick & Struggles International	983	37,010
Heritage-Crystal Clean *	5,048	106,765
Herman Miller	9,620	295,334
Hillenbrand	6,696	310,359
Huttig Building Products *	4,210	26,144
Hyster-Yale Materials Handling	271	19,295
ICF International	2,852	191,369
Interface, Cl A	24,878	547,315
Jacobs Engineering Group	5,196	301,836
KAR Auction Services	5,671	294,835
Kforce	1,967	52,224
Kimball International, Cl B	8,341	137,793
Knight-Swift Transportation Holdings, Cl A	5,850	228,209

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — continued
Korn	5,958	$318,515
Lawson Products *	5,465	126,515
LB Foster, Cl A *	1,250	29,438
Lincoln Electric Holdings	3,417	283,167
LSI Industries	7,064	43,302
Lydall *	2,485	110,831
McGrath RentCorp	3,178	187,280
Miller Industries	2,719	67,295
Moog, Cl A	3,730	305,748
Mueller Industries	11,750	319,364
Mueller Water Products, Cl A	28,278	276,842
Navigant Consulting *	14,010	299,674
NL Industries *	23,106	176,761
Nordson	2,254	289,864
Powell Industries	1,609	48,350
Preformed Line Products	1,929	129,726
Radiant Logistics *	4,397	15,521
RBC Bearings *	2,475	288,041
Resources Connection	4,591	71,849
Rexnord *	9,503	261,428
Ship Finance International	16,277	231,947
Simpson Manufacturing	4,351	237,913
SP Plus *	2,242	78,806
Standex International	834	80,856
Steelcase, Cl A	16,668	220,851
Teledyne Technologies *	1,642	307,202
Tetra Tech	6,279	303,904
Toro	4,922	287,396
TriMas *	1,136	30,786
Trinity Industries	7,457	237,655
TrueBlue *	9,756	259,997
UniFirst	1,901	305,301
Universal Forest Products	9,472	301,967
Vectrus *	2,481	89,316
VSE	2,241	114,941
WABCO Holdings *	2,296	296,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — continued
Watts Water Technologies, Cl A	3,956	$294,722
		15,007,610
INFORMATION TECHNOLOGY — 13.1%
Advanced Energy Industries *	2,862	170,432
Alpha & Omega Semiconductor *	5,761	87,337
Aspen Technology *	3,759	329,852
AudioCodes *	39,030	281,016
Booz Allen Hamilton Holding, Cl A	7,938	314,583
Cabot Microelectronics	2,870	291,162
CACI International, Cl A *	2,031	306,783
Celestica *	31,602	363,423
CommVault Systems *	4,659	325,897
CoreLogic *	5,171	255,965
CyberArk Software *	5,723	314,536
Dun & Bradstreet	2,627	302,919
EchoStar, Cl A *	5,825	306,046
eGain *	7,500	64,875
Entegris	7,405	238,441
EPAM Systems *	5,344	611,086
ePlus *	929	74,181
Everi Holdings *	9,086	58,241
EVERTEC *	16,169	295,084
Gilat Satellite Networks *	39,106	329,272
Hackett Group	15,123	245,144
Insight Enterprises *	549	19,462
InterXion Holding *	9,491	617,105
Itron *	4,296	280,958
j2 Global	3,271	259,652
Kulicke & Soffa Industries *	1,260	28,841
Magic Software Enterprises	35,728	291,183
Methode Electronics	7,861	313,653
Monotype Imaging Holdings	13,692	303,278
NCR *	7,557	232,529
Net 1 UEPS Technologies *	22,600	186,224
NETGEAR *	5,198	287,449
NIC	14,265	211,835
Novanta *	912	53,626

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — continued
Orbotech *	588	$34,351
Paycom Software *	2,950	336,920
QAD, Cl A	3,857	173,179
Quarterhill	93,070	139,605
Rambus *	16,486	222,561
ScanSource *	1,857	63,695
Semtech *	5,907	232,145
Super Micro Computer *	12,187	215,710
TechTarget *	18,262	380,763
TTEC Holdings	959	30,688
Vishay Precision Group *	2,742	77,599
		10,559,286
MATERIALS — 4.6%
Chase	372	41,664
Domtar	5,125	224,988
Ferro *	13,238	291,368
Fortuna Silver Mines *	6,526	37,133
Graphic Packaging Holding	20,025	286,358
Hawkins	3,506	113,945
HB Fuller	4,265	210,990
Innophos Holdings	2,278	94,264
Innospec	4,481	325,768
Kirkland Lake Gold	1,668	29,107
KMG Chemicals	470	28,900
Minerals Technologies	4,591	317,009
Neenah Paper	274	21,372
Orion Engineered Carbons	11,342	303,966
Reliance Steel & Aluminum	3,585	315,193
Schweitzer-Mauduit International	1,074	41,918
Sierra Metals *	118,806	330,280
Taseko Mines *	59,623	72,144
Tredegar	1,845	32,472
Trinseo	4,151	302,815
Worthington Industries	5,330	237,345
		3,658,999
REAL ESTATE — 4.8%
Acadia Realty Trust REIT	8,615	203,314

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
REAL ESTATE — continued
Alexander & Baldwin REIT	13,289	$304,318
Brixmor Property Group REIT	20,156	300,123
CareTrust REIT	12,831	169,498
CoreSite Realty REIT	2,189	227,875
CubeSmart REIT	8,910	262,310
FRP Holdings *	5,007	287,903
Gramercy Property Trust REIT	8,166	191,901
Life Storage REIT	3,000	265,320
Maui Land & Pineapple *	5,966	63,538
Medical Properties Trust REIT	18,331	234,270
QTS Realty Trust, Cl A REIT	4,192	148,355
Retail Opportunity Investments REIT	13,488	231,994
Ryman Hospitality Properties REIT	3,969	311,089
Select Income REIT	15,779	299,170
Senior Housing Properties Trust REIT	19,628	305,608
Tejon Ranch *	1,245	30,291
Urstadt Biddle Properties, Cl A REIT	2,715	53,947
		3,890,824
TELECOMMUNICATION SERVICES — 1.0%
Cogent Communications Holdings	4,499	212,128
Consolidated Communications Holdings	12,650	142,945
ORBCOMM *	21,443	193,416
Telephone & Data Systems	8,319	227,358
		775,847
UTILITIES — 1.8%
Atlantica Yield	10,836	217,695
Black Hills	3,716	210,623
Hawaiian Electric Industries	6,652	230,758
New Jersey Resources	5,455	225,564
Ormat Technologies	5,452	315,671
Portland General Electric	5,080	215,798
		1,416,109
TOTAL COMMON STOCK (Cost $69,517,982)		71,956,692

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018 (Unaudited)

REGISTERED INVESTMENT COMPANY — 0.0%

	Shares	Value
TriplePoint Venture Growth BDC	912	$11,136

TOTAL REGISTERED INVESTMENT COMPANY (Cost $11,737)		11,136

TOTAL INVESTMENTS — 89.6% (Cost $69,529,719)		$71,967,828

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:

Equity Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 Index E-MINI	12	Jun-2018	$1,565,855	$1,587,120	$21,265
S&P 500 Index E-MINI	36	Jun-2018	4,770,124	4,764,600	(5,524)

			$6,335,979	$6,351,720	$15,741

For the period ended April 30, 2018, the monthly average notional value of long futures contracts held was $4,727,059 and the monthly average notional value of short futures contracts held was $(467,187).

Percentages are based on Net Assets of $80,314,344.

*	Non-income producing security.

**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

BDC — Business Development Company

Cl — Class

NASDAQ — National Association of Securities Dealers and Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND April 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:
Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
3 Month Euribor	(134)	Dec-2018	$(41,326,540)	$(40,577,927)	$(3,538)
90-Day Euro$	(804)	Dec-2018	(195,852,213)	(195,683,550)	168,663
Amsterdam Index	(7)	May-2018	(943,745)	(934,838)	(13,965)
AUDUSD Currency	(24)	Jun-2018	(1,810,440)	(1,807,200)	3,240
Australian 10-Year Bond	42	Jun-2018	4,039,036	4,043,935	29,829
British Pound	(61)	Jun-2018	(5,335,519)	(5,252,100)	83,419
CAC40 10 Euro Index	(73)	May-2018	(4,781,511)	(4,824,705)	(94,905)
CAD Currency	(56)	Jun-2018	(4,436,865)	(4,364,640)	72,225
Canadian 10-Year Bond	201	Jun-2018	20,707,168	20,578,255	(42,468)
DAX Index	13	Jun-2018	4,958,494	4,949,432	21,213
Euro	(24)	Jun-2018	(3,667,700)	(3,636,900)	30,800
Euro Stoxx 50	(26)	Jun-2018	(1,083,517)	(1,090,751)	(10,887)
Euro-BTP	(165)	Jun-2018	(28,022,659)	(27,698,257)	(9,293)
Euro-Bund	89	Jun-2018	17,373,144	17,060,778	(16,004)
Euro-OAT	103	Jun-2018	19,134,407	19,131,290	86,321
FTSE 100 Index	1	Jun-2018	102,930	102,702	(227)
FTSE MIB Index	1	Jun-2018	142,255	142,485	229
Hang Seng Index	(3)	May-2018	(579,525)	(586,056)	(6,706)
IBEX	12	May-2018	1,441,458	1,445,263	25,526
Japanese 10-Year Bond	(28)	Jun-2018	(38,929,016)	(38,583,242)	7,826
Japanese Yen	(32)	Jun-2018	(3,679,494)	(3,671,200)	8,294
KOSPI 200 Index	(37)	Jun-2018	(2,756,241)	(2,795,656)	(28,149)
Long Gilt 10-Year Bond	(19)	Jun-2018	(3,263,823)	(3,198,012)	(7,281)
NASDAQ 100 Index E-MINI	22	Jun-2018	2,899,925	2,909,720	9,795
Nikkei 225 Index	(11)	Jun-2018	(2,233,801)	(2,265,002)	(58,335)
S&P 500 Index E-MINI	158	Jun-2018	21,011,950	20,911,300	(100,650)
S&P TSX 60 Index	10	Jun-2018	1,434,861	1,432,922	11,587
SPI 200 Index	(10)	Jun-2018	(1,115,771)	(1,122,872)	(10,405)
U.S. 10-Year Treasury Note	264	Jun-2018	31,818,531	31,581,000	(237,531)

			$(214,754,221)	$(213,803,826)	$(81,377)

For the period ended April 30, 2018, the monthly average notional value of long futures contracts held was $113,637,346 and the monthly average notional value of short futures contracts held was $(245,267,033).

Percentages are based on Net Assets of $33,628,082.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND April 30, 2018 (Unaudited)

AUD — Australian Dollar

CAD — Canadian Dollar

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

KOSPI — Korea Composite Stock Price Index

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$558,967	$—	$—	$558,967

Unrealized Depreciation	$(640,344)	$—	$—	$(640,344)

Total Other Financial Instruments	$(81,377)	$—	$—	$(81,377)

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund

Assets:
Investments, at Value (Cost $69,529,719 and $–)	$71,967,828	$–
Foreign Currency, at Value (Cost – and 2,431,102)	–	2,419,414
Cash and Cash Equivalents	5,929,924	29,475,840
Cash Collateral on Futures Contracts	2,486,996	1,593,974
Dividends and Interest Receivable	36,362	22,255
Reclaim Receivable	1,184	–
Deferred Offering Costs (Note 2)	–	55,521
Receivable for Capital Shares Sold	–	110,921
Other Prepaid Expenses	11,861	19,083

Total Assets	80,434,155	33,697,008

Liabilities:
Payable due to Investment Adviser	53,183	41,225
Payable due to Administrator	8,219	8,836
Payable due to Trustees	3,385	451
Chief Compliance Officer Fees Payable	2,109	233
Shareholder Servicing Fees Payable (Retail Shares)	68	218
Distribution Fees Payable (Retail Shares)	14	536
Payable for Capital Shares Redeemed	–	2,522
Legal Fees Payable	–	–
Other Accrued Expenses and Other Payables	52,833	14,905

Total Liabilities	119,811	68,926

Net Assets	$80,314,344	$33,628,082

Net Assets Consist of:
Paid-in Capital	$75,083,880	$34,480,700
Undistributed Net Investment Income and Accumulated Net Investment Loss	39,291	(67,259)
Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts	2,737,323	(692,294)
Net Unrealized Appreciation on Investments	2,438,109	–
Net Unrealized Appreciation (Depreciation) on Futures Contracts	15,741	(81,377)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	(11,688)

Net Assets	$80,314,344	$33,628,082

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund

Institutional Shares:
Net Assets	$80,293,116	$30,731,817
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,474,560	3,152,493
Net Asset Value, Offering and Redemption Price Per Share	$10.74	$9.75

Retail Shares:
Net Assets	$21,228	$2,896,265
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	1,970	297,233
Net Asset Value, Offering and Redemption Price Per Share	$10.78	$9.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS FOR THE PERIOD ENDED APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund(1)

Investment Income:

Dividends	$694,223	$–

Interest	2,077	34,465

Less: Foreign Taxes Withheld	(1,961)	–

Total Investment Income	694,339	34,465

Expenses:

Investment Advisory Fees	323,383	76,692

Administration Fees	49,589	15,610

Trustees’ Fees	8,307	451

Chief Compliance Officer Fees	3,020	233

Distribution Fees (Retail Shares)	27	837

Shareholder Servicing Fees (Retail Shares)	–	329

Transfer Agent Fees	35,344	9,840

Audit Fees	16,724	1,619

Registration and Filing Fees	16,140	494

Legal Fees	15,252	1,447

Printing Fees	8,984	809

Custodian Fees	4,774	768

Offering Costs (Note 2)	–	11,320

Other Expenses	11,043	1,486

Total Expenses	492,587	121,935

Less:

Waiver of Investment Advisory Fees	–	(20,211)

Net Expenses	492,587	101,724

Net Investment Income/Loss	201,752	(67,259)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS FOR THE PERIOD ENDED APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund(1)

Net Realized Gain (Loss) on:

Investments	$2,729,959	$–

Futures Contracts	151,881	(679,790)

Foreign Currency Transactions	–	(12,504)

Net Realized Gain/(Loss)	2,881,840	(692,294)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(2,951,534)	–

Futures Contracts	(42,577)	(81,377)

Foreign Currency Translation	–	(11,688)

Net Change in Unrealized Appreciation (Depreciation)	(2,994,111)	(93,065)

Net Realized and Unrealized Loss	(112,271)	(785,359)

Net Increase/Decrease in Net Assets Resulting from Operations	$89,481	$(852,618)

(1) Commenced operations on March 8, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$201,752	$212,186
Net Realized Gain on Investments and Equity Futures Contracts	2,881,840	8,243,822
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	(2,994,111)	5,011,630

Net Increase in Net Assets Resulting From Operations	89,481	13,467,638

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(240,721)	(955,371)
Retail Shares	–	(1,270)
Distributions from Net Capital Gains:
Institutional Shares	(3,186,340)	–
Retail Shares	(850)	–

Total Dividends and Distributions	(3,427,911)	(956,641)

Capital Share Transactions:(1)

Institutional Shares
Issued	–	–
Reinvestment of Distributions	3,427,060	955,371

Net Institutional Shares Capital Share Transactions	3,427,060	955,371

Retail Shares
Issued	–	20,000
Reinvestment of Distributions	849	1,270
Redeemed	(207)	(126,839)

Net Retail Shares Capital Share Transactions	642	(105,569)

Net Increase in Net Assets From Capital Share Transactions	3,427,702	849,802

Total Increase in Net Assets	89,272	13,360,799

Net Assets:

Beginning of Period	80,225,072	66,864,273

End of Period	$80,314,344	$80,225,072

Undistributed (Distributions in Excess of) Net Investment Income	$39,291	$55,391

(1)	See Note 7 for share transactions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND April 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 2018 (Unaudited)(1)
Operations:
Net Investment Loss	$(67,259)
Net Realized Loss on Investments and Futures Contracts	(692,294)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(93,065)

Net Decrease in Net Assets Resulting From Operations	(852,618)

Capital Share Transactions:(2)

Institutional Shares
Issued	31,671,674
Redeemed	(164,559)

Net Institutional Shares Capital Share Transactions	31,507,115

Retail Shares
Issued	2,975,677
Redeemed	(2,092)

Net Retail Shares Capital Share Transactions	2,973,585

Net Increase in Net Assets From Capital Share Transactions	34,480,700

Total Increase in Net Assets	33,628,082

Net Assets:

Beginning of Period	–

End of Period	$33,628,082

Accumulated Net Investment Loss	$(67,259)

(1)	Commenced operations on March 8, 2018.

(2)	See Note 7 for share transactions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$11.20	$9.44	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.03	0.03	0.12	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.02)	1.87	(0.65)	(0.01)

Total from Investment Operations	0.01	1.90	(0.53)	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.03)	(0.14)	(0.01)	—
Capital Gains	(0.44)	—	—	—

Total Dividends and Distributions	(0.47)	(0.14)	(0.01)	—

Net Asset Value, End of Period	$10.74	$11.20	$9.44	$9.98

Total Return†	0.06%	20.19%	(5.29)%	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$80,293	$80,204	$66,751	$69,827
Ratio of Expenses to Average Net Assets	1.22% ††	1.19%	1.35%	1.62%	††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.50% ††	0.28%	1.29%	(0.40)%	††
Portfolio Turnover Rate	85% †††	182%	178%	6%	†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND April 30, 2018

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Retail Shares
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$11.21		$9.45	$9.99	$10.00

Income (Loss) from Investment Operations:
Net Investment Income *	0.01		0.02	0.09	—
Net Realized and Unrealized Loss	—		1.85	(0.62)	(0.01)

Total from Investment Operations	0.01		1.87	(0.53)	(0.01)

Dividends and Distributions from:
Net Investment Income	—		(0.11)	(0.01)	—
Capital Gains	(0.44)		—	—	—

Total Dividends and Distributions	(0.44)		(0.11)	(0.01)	—

Net Asset Value, End of Period	$10.78		$11.21	$9.45	$9.99

Total Return†	0.04%		19.83%	(5.34)%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21		$21	$113	$101
Ratio of Expenses to Average Net Assets	1.47%	††	1.44%	1.66%	2.03%†	†(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	††	0.20%	0.96%	(1.00)%	††
Portfolio Turnover Rate	85%†	††	182%	178%	6%†	††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2018

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

Institutional Shares
Period Ended April 30, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)
Net Realized and Unrealized Loss	(0.23)

Total from Investment Operations	(0.25)

Net Asset Value, End of Period	$9.75

Total Return†	(2.50)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,734
Ratio of Expenses to Average Net Assets	2.40% ††
Ratio of Net Investment Loss to Average Net Assets	(1.58)% ††
Portfolio Turnover Rate	0.00%‡

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. The Fund holds futures contracts which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2018

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Retail Shares
	Period Ended April 30, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)
Net Realized and Unrealized Loss	(0.23)

Total from Investment Operations	(0.26)

Net Asset Value, End of Period	$9.74

Total Return†	(2.60)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,896
Ratio of Expenses to Average Net Assets	2.78%	††
Ratio of Net Investment Loss to Average Net Assets	(1.93)%	††
Portfolio Turnover Rate	0.00	%‡

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. The Fund holds futures contracts which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund and the RQSI GAA Systematic Global Macro Fund (collectively the “Funds,” individually a “Fund”). The Small Cap Hedged Fund seeks total return with lower volatility than the overall equity market. The Small Cap Hedged Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The GAA Systematic Global Macro Fund seeks total returns uncorrelated with the broad equity and fixed income markets. The GAA Systematic Global Macro Fund is non-diversified and will have exposure to the equity markets, government securities, interest rates or currencies of at least three countries, including the United States, and will have exposure to non-U.S. equity markets, government securities, interest rates and currencies (measured on a gross basis) equal to at least 40% (or, if conditions are not favorable, at least 30%) of its total assets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no fair valued securities in the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodology. For details of the investment classifications, refer to the Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds use futures contracts for tactical hedging purposes as well as to enhance the Funds’ return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statements of Assets and Liabilities as net unrealized appreciation (depreciation) on equity futures contracts.

When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on equity futures contracts and net change in unrealized appreciation (depreciation) on equity futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2018.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 31, 2018, the remaining amount still to be amortized for the Fund was $55,521.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2018, the Funds paid $49,589 and $15,610 for the RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund, respectively, for these services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Funds’ Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the six months ended April 30, 2018, the GAA Systematic Global Macro Fund incurred shareholder servicing fees of $329 which represents 0.10% of the Fund’s Retail Shares. The Small Cap Hedged Equity Fund incurred no shareholder servicing fees.

The Funds have adopted a distribution plan for Retail Shares that allows the Funds to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Funds is 0.25% of the average daily net assets of the Funds’ Retail Shares.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the RQSI Small Cap Hedged Equity Fund and the RQSI GAA Systematic Global Macro Fund at an annual rate of 0.80% and 1.90% respectively, of each Fund’s average daily net assets.

6.	Investment Transactions:

For the six months ended April 30, 2018, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities.

		Sales and
	Purchases	Maturities
RQSI Small Cap Hedged Equity Fund	$62,466,593	$62,549,436
RQSI GAA Systematic Global Macro Fund	–	–

There were no purchases or sales of long term U.S. Government securities.

7.	Share Transactions:

	Six Months	Year
	Ended	Ended
	April 30,	October 31,
RQSI Small Cap Hedged Equity Fund	2018	2017
Share Transactions:

Institutional Shares
Reinvestment of Distributions	311,026	91,951

Net Institutional Shares Transactions	311,026	91,951

Retail Shares
Issued	–	1,902
Reinvestment of Distributions	77	122
Redeemed	(19)	(12,046)

Net Retail Shares Transactions	58	(10,022)

Net Increase in Shares Outstanding	311,084	81,929

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

Period
Ended
April 30,
RQSI GAA Systematic Global Macro Fund	2018*
Share Transactions:

Institutional Shares
Issued	3,169,424
Redeemed	(16,931)

Net Institutional Shares Transactions	3,152,493

Retail Shares
Issued	297,447
Redeemed	(214)

Net Retail Shares Transactions	297,233

Net Increase in Shares Outstanding	3,449,726

*	Commenced operations on March 8, 2018.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended October 31, 2017 and 2016 were as follows for the RQSI Small Cap Hedged Equity Fund:

Ordinary Income
2017	$956,641
2016	$88,363

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows for the RQSI Small Cap Hedged Equity Fund:

Undistributed Ordinary Income	$3,229,932
Unrealized Appreciation	5,338,962

Total Accumulated Losses	$8,568,894

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses may be carried forward indefinitely and must retain the character of the original loss. During the six months ended April 30, 2018, the Fund utilized $5,094,848 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the RQSI Small Cap Hedged Equity Fund at April 30, 2018 was as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 69,529,719	$5,811,010	$(3,372,901)	$2,438,109

9.	Concentration of Risks:

Equity Risk (Small Cap Hedged Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small Capitalization Company Risk (Small Cap Hedged Fund) – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk (Small Cap Hedged Fund) – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Exchange-Traded Fund Risk (Small Cap Hedged Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF’s other holdings and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Derivatives Risk (Small Cap Hedged Fund and GAA Systematic Global Macro Fund) – The Fund’s use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

10.	Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund (the Institutional Class shareholder was comprised of an omnibus account that was held on behalf of multiple underlying shareholders), was as follows:

	No. of	%
	Shareholders	Ownership
RQSI Small Cap Hedged Equity Fund, Institutional Class	1	99%
RQSI Small Cap Hedged Equity Fund, Retail Class	3	99%
RQSI GAA Systematic Global Macro Fund, Institutional Class	1	94%
RQSI GAA Systematic Global Macro Fund, Retail Class	1	97%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
RQSI Small Cap Hedged Equity Fund
Actual Portfolio Return

Institutional Shares	$1,000.00	$1,000.60	1.22%	$6.04
Retail Shares	1,000.00	1,000.40	1.47	7.27

Hypothetical 5% Return

Institutional Shares	$1,000.00	$1,018.75	1.22%	$6.10

Retail Shares	1,000.00	1,017.53	1.47	7.33
RQSI GAA Systematic Global Macro Fund†
Actual Portfolio Return

Institutional Shares	$1,000.00	$975.00	0.73%	$1.06	**
Retail Shares	1,000.00	974.00	0.84	1.23	**

Hypothetical 5% Return

Institutional Shares	$1,000.00	$1,021.18	0.73%	$3.65

Retail Shares	1,000.00	1,020.61	0.84	4.23

†	Commenced operations on March 8, 2018.

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period from inception date).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 15, 2017 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS April 30, 2018 (Unaudited)

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RQSI Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018